Submission	Nov. 25, 2024
Submission [Line Items]
Central Index Key	0001476765
Registrant Name	GOLUB CAPITAL BDC, Inc.
Registration File Number	333-265509
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES